Offerings	Apr. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2026 Plan
Amount Registered | shares	5,700,000
Proposed Maximum Offering Price per Unit	9.11
Maximum Aggregate Offering Price	$ 51,927,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,171.12
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock reserved for issuance pursuant to future awards under the 2026 Plan. (4) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.11 per share, which represents the average of the high and low prices of the registrant's Common Stock on March 27, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2026 Plan
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	9.11
Maximum Aggregate Offering Price	$ 11,843,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,635.52
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (3) Represents up to an additional 1,300,000 shares of Common Stock that may become issuable under the 2026 Plan pursuant to its terms, consisting of shares of Common Stock subject to awards granted under the Company's 2020 Equity Incentive Plan (the "2020 Plan") that on or after the stockholder approval date of the 2026 Plan, are used to pay for tax withholding related to such awards or the exercise price with such awards or, with respect to any options and stock appreciation rights, expire or become unexercisable without having been exercised in full, or with respect to any other types of awards under the 2020 Plan, are forfeited to or repurchased by the registrant due to failure to vest, or are not issued under an award due to the award being paid out in cash rather than shares of Common Stock. (4) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $9.11 per share, which represents the average of the high and low prices of the registrant's Common Stock on March 27, 2026, as reported on The Nasdaq Capital Market.